Income Taxes	3 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

Note 12.	Income Taxes
Income tax expense consists of the following:

	Successor				Predecessor
	Three Months Ended March 31,		Year Ended December 31,	87 Days Ended December 31,	191 Days Ended July 10,	Three Months Ended March 31,	Years Ended December 31,
	2014	2013 (Unaudited)	2013	2012	2013	2013 (Unaudited)	2012	2011
	(in millions)
Current income tax (expense) benefit
Federal	$—	$(2)	$1	$(3)	$2	$(8)	$34	$(1)
State	(10)	—	(13)	—	(17)	(6)	22	(20)
Total current income tax (expense) benefit	(10)	(2)	(12)	(3)	(15)	(14)	56	(21)
Deferred income tax (expense) benefit
Federal	(48)	1	(46)	(1)	(1,402)	(19)	(199)	(136)
State	2	—	14	—	(184)	(5)	(10)	(95)
Total deferred income tax expense	(46)	1	(32)	(1)	(1,586)	(24)	(209)	(231)
Foreign income tax expense	—		(1)	—	—	—	(1)	(2)
Total income tax expense	$(56)	$(1)	$(45)	$(4)	$(1,601)	$(38)	$(154)	$(254)

The differences that caused our effective income tax rates to vary from the 35% U.S. federal statutory rate for income taxes were as follows:

	Successor				Predecessor
	Three Months Ended March 31,		Year Ended December 31,	87 Days Ended December 31,	191 Days Ended July 10,	Three Months Ended March 31,	Years Ended December 31,
	2014	2013 (Unaudited)	2013	2012	2013	2013 (Unaudited)	2012	2011
	(in millions)
Income tax (expense) benefit at the federal statutory rate	$33	$3	$635	$8	$(155)	$212	$1,460	$923
Effect of:
State income taxes, net of federal income tax effect	(4)	—	47	—	(18)	16	137	80
State law changes, net of federal income tax effect	5	—	10	—	—	—	(5)	(38)
Reduction (increase) in liability for unrecognized tax benefits	—	—	2	—	(7)	—	38	(1)
Tax expense related to equity awards	—	—	—	—	—	—	(15)	(13)
Change in valuation allowance	(82)	—	(708)	(4)	(1,410)	(265)	(1,756)	(1,221)
Other, net	(8)	(4)	(31)	(8)	(11)	(1)	(13)	16
Income tax expense	$(56)	$(1)	$(45)	$(4)	$(1,601)	$(38)	$(154)	$(254)
Effective income tax rate	(58.9)%	(12.5)%	(2.5)%	(17.4)%	361.4%	(6.3)%	(3.7)%	(9.6)%

Income tax (expense) benefit allocated to other items was as follows:

	Successor		Predecessor
	Three Months Ended March 31,	Year Ended December 31,	191 Days Ended July 10,	Three Months Ended March 31,	Years Ended December 31,
	2014	2013	2013	2013 (Unaudited)	2012	2011
	(in millions)
Unrecognized net periodic pension and other postretirement benefit cost(1)	$—	$(58)	$(18)	$(10)	$—	$—
Unrealized holding gains/losses on securities(1)	$(1)	$(3)	$—	$(1)	$—	$(1)
_______________

(1)	These amounts have been recognized in accumulated other comprehensive income (loss).
Deferred income taxes are recognized for the temporary differences between the carrying amounts of our assets and liabilities for financial statement purposes and their tax bases. Deferred tax assets are also recorded for operating loss, capital loss and tax credit carryforwards. The sources of the differences that give rise to the deferred income tax assets and liabilities as of March 31, 2014, December 31, 2013 and 2012, along with the income tax effect of each, were as follows:

	Successor (1)				Predecessor
	March 31, 2014		December 31, 2013		December 31, 2012
	Current	Long-Term	Current	Long-Term	Current	Long-Term
	(in millions)
Deferred tax assets
Net operating loss carryforwards	$—	$7,264	$—	$6,908	$—	$4,398
Tax credit carryforwards	—	374	—	374	—	431
Capital loss carryforwards	—	82	—	82	—	126
Property, plant and equipment	—	500	—	762	—	—
Debt obligations	—	598	—	633	—	—
Deferred rent	—	474	—	473	—	562
Pension and other postretirement benefits	—	252	—	194	—	430
Accruals and other liabilities	738	601	857	616	577	499
	738	10,145	857	10,042	577	6,446
Valuation allowance	(522)	(7,175)	(594)	(7,004)	(472)	(5,183)
	216	2,970	263	3,038	105	1,263
Deferred tax liabilities
Property, plant and equipment	—	—	—	—	—	420
FCC licenses	—	12,158	—	12,089	—	6,313
Trademarks	—	2,461	—	2,459	—	188
Intangibles	—	2,248	—	2,407	—	354
Investments	—	—	—	—	—	802
Other	88	310	77	310	104	233
	88	17,177	77	17,265	104	8,310
Current deferred tax asset	$128		$186		$1
Long-term deferred tax liability		$14,207		$14,227		$7,047

_______________

(1)	Deferred tax assets and liabilities for the Successor year ended December 31, 2012 were considered immaterial.
The realization of deferred tax assets, including net operating loss carryforwards, is dependent on the generation of future taxable income sufficient to realize the tax deductions, carryforwards and credits. However, our history of annual losses reduces our ability to rely on expectations of future income in evaluating the ability to realize our deferred tax assets. Valuation allowances on deferred tax assets are recognized if it is determined that it is more likely than not that the asset will not be realized. As a result, the Company recognized income tax expense to increase the valuation allowance of $82 million and $708 million for the Successor three-month transition period ended March 31, 2014 and year ended December 31, 2013, respectively, and $1.4 billion, $265 million, and $1.8 billion for the Predecessor 191-day period ended July 10, 2013, unaudited three-month period ended March 31, 2013, and year ended December 31, 2012, respectively, on deferred tax assets primarily related to losses incurred during the period that are not currently realizable and expenses recorded during the period that are not currently deductible for income tax purposes. The remaining decrease in the carrying amount of the valuation allowance for the Successor year ended December 31, 2013 is primarily related to the net impact of acquisition accounting for the SoftBank Merger and Clearwire Acquisition. For the Predecessor year ended December 31, 2012 the remaining increase in the carrying amount of the valuation allowance is primarily associated with the tax effect of items reflected in other comprehensive income (loss) and other accounts. We do not expect to record significant tax benefits on future net operating losses until our circumstances justify the recognition of such benefits.
We believe it is more likely than not that our remaining deferred income tax assets, net of the valuation allowance, will be realized based on current income tax laws and expectations of future taxable income stemming from the reversal of existing deferred tax liabilities. Uncertainties surrounding income tax law changes, shifts in operations between state taxing jurisdictions and future operating income levels may, however, affect the ultimate realization of all or some of these deferred income tax assets.
Income tax expense of $56 million and $45 million for the Successor three-month transition period ended March 31, 2014 and year ended December 31, 2013, respectively, and $38 million, $154 million and $254 million for the Predecessor unaudited three-month period ended March 31, 2013 and years ended December 31, 2012 and 2011, respectively, is primarily attributable to taxable temporary differences from amortization of FCC licenses. Income tax expense of $1.6 billion for the Predecessor 191-day period ended July 10, 2013, is primarily attributable to taxable temporary differences from the $2.9 billion gain on the previously-held equity interests in Clearwire. The gain on the previously-held equity interests in Clearwire was principally attributable to the increase in the fair value of FCC licenses held by Clearwire. FCC licenses are amortized over 15 years for income tax purposes but, because these licenses have an indefinite life, they are not amortized for financial statement reporting purposes. These temporary differences result in net deferred income tax expense since they cannot be scheduled to reverse during the loss carryforward period. In addition, during the year ended December 31, 2012, a $69 million tax benefit was recorded as a result of the successful resolution of various state income tax uncertainties. During 2011, a $59 million expense was recorded as a result of the effect of changes in corporate state income tax laws.
During the Successor three-month transition period ended March 31, 2014 and year ended December 31, 2013, and Predecessor 191-day period ended July 10, 2013, unaudited three-month period ended March 31, 2013, and years ended December 31, 2012 and 2011, we generated $110 million, $263 million, $238 million, $96 million, $319 million, and $194 million, respectively, of foreign income, which is included in loss before income taxes. We have no material unremitted earnings of foreign subsidiaries. Cash paid or received for income taxes was insignificant for all Successor and Predecessor periods presented.
As of March 31, 2014, we had federal operating loss carryforwards of $17.5 billion, state operating loss carryforwards of $19.4 billion and foreign net operating loss carryforwards of $834 million. Related to these loss carryforwards, we have recorded federal tax benefits of $6.1 billion, net state tax benefits of $885 million and foreign tax benefits of $277 million before consideration of the valuation allowances. Approximately $981 million of the federal net operating loss carryforwards expire between 2016 and 2020. The remaining $16.5 billion expire in varying amounts between 2021 and 2034. The state operating loss carryforwards expire in varying amounts through 2034. Foreign operating loss carryforwards of $460 million do not expire. The remaining foreign operating loss carryforwards expire in varying amounts starting in 2015.
In addition, we had available, for income tax purposes, federal alternative minimum tax net operating loss carryforwards of $18.0 billion and state alternative minimum tax net operating loss carryforwards of $4.1 billion. The loss carryforwards expire in varying amounts through 2034. We also had available capital loss carryforwards of $216 million. Related to these capital loss carryforwards are tax benefits of $82 million. The capital loss carryforwards expire between 2015 and 2017.
We also had available $447 million of federal and state income tax credit carryforwards as of March 31, 2014. Included in this amount are $7 million of income tax credits which expire prior to 2016 and $317 million which expire in varying amounts between 2016 and 2034. The remaining $123 million do not expire.
Unrecognized tax benefits are established for uncertain tax positions based upon estimates regarding potential future challenges to those positions at the largest amount that is greater than fifty percent likely of being realized upon ultimate settlement. These estimates are updated at each reporting date based on the facts, circumstances and information available. Interest related to these unrecognized tax benefits is recognized in interest expense. Penalties are recognized as additional income tax expense. The total unrecognized tax benefits attributable to uncertain tax positions were $160 million and $166 million, for the Successor three-month transition period ended March 31, 2014 and year ended December 31, 2013, respectively, and $182 million, $180 million and $171 million, for the Predecessor 191-day period ended July 10, 2013, unaudited three-month period ended March 31, 2013, and year ended December 31, 2012, respectively. As of March 31, 2014, the total unrecognized tax benefits included items that would favorably affect the income tax provision by $148 million, if recognized without an offsetting valuation allowance adjustment. The accrued liability for income tax related interest and penalties was insignificant for all periods presented.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Successor		Predecessor
	Three Months Ended March 31,	Year Ended December 31,	191 Days Ended July 10,	Three Months Ended March 31,	Years Ended December 31,
	2014	2013	2013	2013 (Unaudited)	2012	2011
	(in millions)
Balance at beginning of period	$166	$—	$171	$171	$225	$228
Predecessor balance acquired in the SoftBank Merger	—	182	—	—	—	—
Additions based on current year tax positions	—	10	4	2	1	4
Additions based on prior year tax positions	1	—	7	7	1	4
Reductions for prior year tax positions	(1)	—	—	—	(1)	(1)
Reductions for settlements	—	(23)	—	—	(52)	(2)
Reductions for lapse of statute of limitations	(6)	(3)	—	—	(3)	(8)
Balance at end of period	$160	$166	$182	$180	$171	$225

We file income tax returns in the U.S. federal jurisdiction and each state jurisdiction which imposes an income tax. We also file income tax returns in a number of foreign jurisdictions. However, our foreign income tax activity has been immaterial.
Settlement agreements were reached with the Appeals or Exam division of the Internal Revenue Service (IRS) for examination issues in dispute for years prior to 2010. The issues were immaterial to our consolidated financial statements. As of March 31, 2014, there are no federal income tax examinations being handled by the IRS Exam division nor are there any issues being handled by the IRS Appeals division.
We are involved in multiple state income tax examinations related to various years beginning with 1996, which are in various stages of the examination, administrative review or appellate process. Based on our current knowledge of the examinations, administrative reviews and appellate processes, we believe it is reasonably possible a number of our uncertain tax positions may be resolved during the next twelve months which could result in a reduction of up to $20 million in our unrecognized tax benefits.
The federal and state statutes of limitations for assessment of tax liability generally lapse three and four years, respectively, after the date the tax returns are filed. However, income tax attributes that are carried forward, such as net operating loss carryforwards, may be challenged and adjusted by taxing authorities at any time prior to the expiration of the statute of limitations for the tax year in which they are utilized.